UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|;  Amendment Number:
     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1325 Fourth Avenue, Suite 1425
         Seattle, WA  98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison                       Seattle, Washington        May 15, 2012


Report Type (Check only one):

|x| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     15

Form 13F Information Table Value Total:               $124,915
                                                   (thousands)


List of Other Included Managers:                          None


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

                           Form 13F INFORMATION TABLE

Column 1               Column 2   Column 3    Column 4         Column 5          Column 6    Column 7            Column 8

                       Title of                Value     Shrs Or   Sh/   Put/   Investment    Other           Voting Authority
Name of Issuer          Class       Cusip     x($1000)   Prn Amt   Prn   Call   Discretion   Managers     Sole     Shared    None
3-D SYS CORP DEL       COM NEW    88554D205     12624    536284    SH           SOLE           N/A       536284
ACME PACKET INC        COM        004764106     12493    453960    SH           SOLE           N/A       453960
ACTIVE NETWORK INC     COM        00506D100      8732    518821    SH           SOLE           N/A       518821
AMAZON COM INC         COM        023135106     29204    144210    SH           SOLE           N/A       144210
BAZAARVOICE INC        COM        073271108       903     45432    SH           SOLE           N/A        45432
BROADSOFT INC          COM        11133B409      8632    225684    SH           SOLE           N/A       225684
GOOGLE INC             CL A       38259P508     13864     21620    SH           SOLE           N/A        21620
HOMEAWAY INC           COM        43739Q100      8333    328961    SH           SOLE           N/A       328961
JIVE SOFTWARE INC      COM        47760A108      3047    112180    SH           SOLE           N/A       112180
LINKEDIN CORP          COM CL A   53578A108      2288     22430    SH           SOLE           N/A        22430
QLIK TECHNOLOGIES INC  COM        74733T105      6678    208676    SH           SOLE           N/A       208676
STRATASYS INC          COM        862685104     11012    301545    SH           SOLE           N/A       301545
UBIQUITI NETWORKS INC  COM        90347A100      4261    134710    SH           SOLE           N/A       134710
YAHOO INC              COM        984332106      1365     89710    SH           SOLE           N/A        89710
ZYNGA INC              CL A       98986T108      1479    112440    SH           SOLE           N/A       112440

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